ACCOUNTS AND OTHER RECEIVABLES (Narrative) (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
Trade and other receivables [abstract]
Trade receivables relating to a sale made in the prior year	$ 100,000	$ 0